UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

First Trust
Capital Management

FIRST TRUST MERGER ARBITRAGE FUND

Class A Shares – VARAX
Class I Shares – VARBX

FIRST TRUST MULTI-STRATEGY FUND

Class A Shares – OMOAX
Class C Shares - OMOCX
Class I Shares – OMOIX

Semi-Annual Report

March 31, 2023

First Trust Capital Management L.P. | 225 W. Wacker Dr. | 21st Floor | Chicago, IL 60606 | P: 773.828.6700

The First Trust Capital Management Funds

Each a series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statements of Assets and Liabilities	18
Statements of Operations	20
Statements of Changes in Net Assets	21
Statements of Cash Flows	25
Financial Highlights	27
Notes to Financial Statements	32
Expense Examples	50

This report and the financial statements contained herein are provided for the general information of the shareholders of the First Trust Capital Management Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.firsttrustcapital.com

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 88.9%
	COMMERCIAL BANKS-SOUTHERN US — 1.9%
2,722,119	First Horizon Corp.	$48,399,276

	DIVERSIFIED MINERAL — 0.1%
59,934	Sisecam Resources LP	1,505,542

	ENTERPRISE SOFTWARE/SERVICE — 2.9%
4,329,267	Momentive Global, Inc.*	40,348,768
1,890,381	Qualtrics International, Inc. - Class A*	33,705,493
		74,054,261

	INVESTMENT MANAGEMENT/ADVISORY SERVICES — 0.4%
197,702	Focus Financial Partners, Inc. - Class A*	10,254,803

	MEDICAL INSTRUMENTS — 0.2%
471,257	Apollo Endosurgery, Inc.*,1	4,674,869

	MEDICAL-BIOMEDICAL/GENERICS — 2.2%
516,058	Horizon Therapeutics PLC*,1	56,322,570

	MEDICAL-OUTPATIENT/HOME MEDICAL — 1.9%
1,250,213	Oak Street Health, Inc.*	48,358,239

	PIPELINES — 9.1%
5,521,778	DCP Midstream LP1	230,368,578

	REAL ESTATE OPERATIONS/DEVELOPMENTS — 0.7%
1,272,401	Radius Global Infrastructure, Inc. - Class A*	18,666,123

	REITS-WAREHOUSE/INDUSTRIES — 0.9%
350,035	Indus Realty Trust, Inc.	23,203,820

	RETAIL-PETROLEUM PRODUCTS — 0.9%
245,966	TravelCenters of America, Inc.*	21,276,059

	SPECIFIED PURPOSE ACQUISITIONS — 67.7%
2,077,536	7 Acquisition Corp. - Class A*,2	21,689,476
200,145	A SPAC II Acquisition Corp. - Class A*	2,079,507
809,957	Accretion Acquisition Corp.*	8,350,657
1,156,870	Acropolis Infrastructure Acquisition Corp. - Class A*	11,719,093
651,500	Aetherium Acquisition Corp.[2]	6,749,540
343,487	AfterNext HealthTech Acquisition Corp. - Class A*	3,510,437
29,970	Ahren Acquisition Corp. - Class A*	311,988
1,325,652	Alpha Partners Technology Merger Corp.*	13,534,907

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
18,169	Alpha Star Acquisition Corp.*	$190,956
20,633	ALSP Orchid Acquisition Corp. I - Class A*	212,933
481,087	AltC Acquisition Corp. - Class A*	4,883,033
456,176	AltEnergy Acquisition Corp. - Class A*	4,730,545
700,247	Andretti Acquisition Corp. - Class A*	7,359,596
2,259,563	Anthemis Digital Acquisitions I Corp. - Class A*,2	23,612,433
191,608	AP Acquisition Corp. - Class A*	2,021,464
4,031,825	Apollo Strategic Growth Capital II - Class A*,2	41,326,206
275,220	APx Acquisition Corp. I - Class A*	2,895,314
655,344	Ares Acquisition Corp. - Class A*	6,763,150
1,473,062	ARYA Sciences Acquisition Corp. V - Class A*,2	15,069,424
321,860	Athena Technology Acquisition Corp. II - Class A*	3,299,065
331,513	Atlantic Coastal Acquisition Corp. II - Class A*	3,444,420
194,358	Ault Disruptive Technologies Corp.*	2,034,928
44,431	Aura FAT Projects Acquisition Corp. - Class A*	467,858
1,168,169	Avalon Acquisition, Inc. - Class A2	12,184,003
13,878	AxonPrime Infrastructure Acquisition Corp. - Class A*	144,331
483,503	B. Riley Principal 250 Merger Corp. - Class A*	4,912,390
343,174	Banner Acquisition Corp. - Class A*	3,514,102
1,143,700	Banyan Acquisition Corp. - Class A*	11,894,480
862,755	Battery Future Acquisition Corp. - Class A*	9,007,162
299,829	Berenson Acquisition Corp. I - Class A	3,058,256
610,055	Better World Acquisition Corp.[2]	6,548,940
368,996	Bilander Acquisition Corp. - Class A*	3,723,170
665,500	BioPlus Acquisition Corp. - Class A*	6,947,820
152,100	Black Mountain Acquisition Corp. - Class A*	1,580,319
927,294	Black Spade Acquisition Co. - Class A*,2	9,523,309
1,820,750	Bleuacacia Ltd. - Class A*,2	18,644,480
145,000	Blockchain Moon Acquisition Corp.*	1,538,450
327,503	Blue Ocean Acquisition Corp. - Class A*	3,415,856
2,231,184	Bullpen Parlay Acquisition Co. - Class A*,2	23,226,625
75,195	C5 Acquisition Corp. - Class A*	785,036
1,157,295	Cactus Acquisition Corp. I Ltd. - Class A2	12,070,587
173,263	Capitalworks Emerging Market Acquisition Corp. - Class A	1,798,470
202,183	Cartesian Growth Corp. II*	2,120,900
1,056,219	Cartica Acquisition Corp. - Class A*	11,132,548
517,754	CF Acquisition Corp. VII - Class A*	5,353,576
1,264,945	Chain Bridge I - Class A*,2	13,256,624
455,451	Chenghe Acquisition Co. - Class A*	4,786,790
601,461	Churchill Capital Corp. V - Class A*	6,062,727
64,171	Churchill Capital Corp. VI - Class A*	648,769

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
1,589,110	Churchill Capital Corp. VII - Class A*	$16,113,575
180,689	Clean Earth Acquisitions Corp. - Class A*	1,850,255
69,550	Coliseum Acquisition Corp. - Class A*	710,801
6,639	Colombier Acquisition Corp. - Class A*	67,253
628,202	Compass Digital Acquisition Corp. - Class A*	6,407,660
971,989	Concord Acquisition Corp. II - Class A*	9,855,968
1,238,614	Concord Acquisition Corp. III - Class A*	12,832,041
990,851	Consilium Acquisition Corp. I Ltd. - Class A*,2	10,255,308
354,008	Constellation Acquisition Corp. I - Class A*,2	3,625,042
487,654	Conyers Park III Acquisition Corp. - Class A*	4,930,182
1,252,283	Corsair Partnering Corp. - Class A*	12,785,809
1,412,073	Crescera Capital Acquisition Corp. - Class A2	14,756,163
2,320,102	DA32 Life Science Tech Acquisition Corp. - Class A*,2	23,479,432
111,500	Denali Capital Acquisition Corp. - Class A*	1,167,405
873,060	dMY Technology Group, Inc. VI - Class A	8,909,038
1,928,897	DP Cap Acquisition Corp. I - Class A*,2	20,156,974
993,132	EG Acquisition Corp. - Class A*	10,110,084
4,438,840	Elliott Opportunity II Corp. - Class A*,2	45,475,916
606,427	Enphys Acquisition Corp. - Class A*	6,191,620
3,322,681	Enterprise 4.0 Technology Acquisition Corp. - Class A2	34,722,016
1,712,551	EVe Mobility Acquisition Corp. - Class A*,2	17,870,470
23,365	Everest Consolidator Acquisition Corp. - Class A*	242,996
30,000	Evergreen Corp. - Class A*	316,500
300,000	ExcelFin Acquisition Corp. - Class A*	3,117,000
150,000	Fat Projects Acquisition Corp. - Class A*	1,568,250
155,060	Feutune Light Acquisition Corp. - Class A*	1,614,175
880	FG Merger Corp.*	9,152
1,378,600	Fifth Wall Acquisition Corp. III - Class A*	14,089,292
515,667	Finnovate Acquisition Corp. - Class A*	5,378,407
1,000,001	Fintech Ecosystem Development Corp. - Class A*,2	10,525,011
1,181,447	Focus Impact Acquisition Corp. - Class A*,2	12,251,605
17,327	Forbion European Acquisition Corp. - Class A*	182,627
277,885	Freedom Acquisition I Corp. - Class A*	2,866,384
873,957	Frontier Investment Corp. - Class A*	8,931,841
123,840	FTAC Emerald Acquisition Corp. - Class A*	1,265,645
1,179,861	FTAC Zeus Acquisition Corp. - Class A*	12,140,770
35,842	FutureTech II Acquisition Corp. - Class A*	374,549
1,057,125	G Squared Ascend II, Inc. - Class A2	10,898,959
249,400	Galata Acquisition Corp. - Class A*	2,591,266
953,482	Games & Esports Experience Acquisition Corp. - Class A*	10,030,631
887,533	Generation Asia I Acquisition Ltd. - Class A*	9,150,465

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
73,564	Global Blockchain Acquisition Corp.*	$755,502
200,006	Global Partner Acquisition Corp. II - Class A*	2,072,062
1,162,454	Global Technology Acquisition Corp. I - Class A*,2	12,159,269
6,000	Globalink Investment, Inc.*	62,280
944,532	GoGreen Investments Corp. - Class A*	9,964,813
1,342,238	Gores Holdings IX, Inc. - Class A*	13,529,759
200,201	Graf Acquisition Corp. IV*	2,028,036
1,714,141	Green Visor Financial Technology Acquisition Corp. I - Class A*,2	18,032,763
5,435	Growth For Good Acquisition Corp. - Class A*	55,600
2,253	Hawks Acquisition Corp. - Class A*	22,913
820,225	HCM Acquisition Corp. - Class A*	8,612,363
244,811	Healthcare AI Acquisition Corp. - Class A*	2,558,275
83,243	Healthwell Acquisition Corp. I - Class A*	844,500
401,518	Heartland Media Acquisition Corp.*	4,179,802
7,357	Hennessy Capital Investment Corp. VI - Class A*	76,366
18,200	Home Plate Acquisition Corp. - Class A	186,550
1,753,675	Iconic Sports Acquisition Corp. - Class A*,2	18,422,356
24,425	Industrial Tech Acquisitions II, Inc. - Class A*	254,264
1,038,197	Infinite Acquisition Corp. - Class A*	10,812,822
140,000	InFinT Acquisition Corp.*	1,481,200
139,199	Integral Acquisition Corp. I - Class A*	1,428,182
79,890	Integrated Rail and Resources Acquisition Corp. - Class A*	837,247
947,432	Integrated Wellness Acquisition Corp. - Class A*,2	9,692,229
418,234	Investcorp Europe Acquisition Corp. I - Class A*	4,374,728
429,523	Investcorp India Acquisition Corp. - Class A*	4,514,287
127,349	Israel Acquisitions Corp.*	1,302,780
1,280,781	IX Acquisition Corp. - Class A*	13,179,237
251,594	Jackson Acquisition Co. - Class A*	2,588,902
1,118,506	Jaguar Global Growth Corp. I - Class A*	11,621,277
684,933	Jaws Hurricane Acquisition Corp. - Class A*	6,958,919
1,623,529	Jaws Juggernaut Acquisition Corp. - Class A2	16,608,702
733,286	Juniper II Corp. - Class A*	7,604,176
76,001	Jupiter Acquisition Corp. - Class A*	771,410
2,900	Jupiter Wellness Acquisition Corp. - Class A*	30,595
861,500	Kensington Capital Acquisition Corp. V - Class A*	8,976,830
276,588	Keyarch Acquisition Corp. - Class A*	2,854,388
600,817	Khosla Ventures Acquisition Co. - Class A*	6,092,284
268,228	Khosla Ventures Acquisition Co. III - Class A*	2,722,514
16,307	Kimbell Tiger Acquisition Corp. - Class A*	171,713
135,107	KnightSwan Acquisition Corp. - Class A*	1,406,464
454,822	L Catterton Asia Acquisition Corp. - Class A*	4,650,555

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
330,776	Lakeshore Acquisition II Corp.*,2	$3,466,532
2,204,308	LAMF Global Ventures Corp. I - Class A2	23,035,019
105,081	LatAmGrowth SPAC - Class A*	1,099,147
205,733	LAVA Medtech Acquisition Corp. - Class A*	2,145,795
759,037	Learn CW Investment Corp. - Class A*	7,795,310
97,250	Liberty Resources Acquisition Corp. - Class A*	1,021,125
214,047	LIV Capital Acquisition Corp. II - Class A*	2,232,510
198,380	Live Oak Crestview Climate Acquisition Corp. - Class A*	2,003,638
1,656,134	Logistics Innovation Technologies Corp. - Class A*	16,809,760
1,245,902	M3-Brigade Acquisition III Corp. - Class A*	12,857,709
100,000	Mars Acquisition Corp.*	1,015,000
328,723	MELI Kaszek Pioneer Corp. - Class A*	3,352,975
26,005	Metal Sky Star Acquisition Corp.*	271,232
3,042,800	Motive Capital Corp. II - Class A*,2	31,751,618
259,798	Nabors Energy Transition Corp. - Class A*	2,727,879
675,000	New Providence Acquisition Corp. II - Class A*	6,996,375
361,012	Newbury Street Acquisition Corp.	3,675,102
150,500	NewHold Investment Corp. II - Class A*	1,529,080
86,756	Northern Star Investment Corp. IV - Class A	880,573
648,505	Nubia Brand International Corp. - Class A*,2	6,861,183
1,782,006	Orion Biotech Opportunities Corp. - Class A2	18,229,921
1,066,835	Panacea Acquisition Corp. II - Class A*,2	10,881,717
109,566	Papaya Growth Opportunity Corp. I - Class A*	1,140,582
499,009	Patria Latin American Opportunity Acquisition Corp. - Class A*	5,254,565
415,563	Pearl Holdings Acquisition Corp. - Class A*	4,338,478
863,779	Pegasus Digital Mobility Acquisition Corp. - Class A*	9,026,491
586,848	Pontem Corp. - Class A*	6,062,140
1,072,946	Portage Fintech Acquisition Corp. - Class A*	10,976,238
348,211	Post Holdings Partnering Corp. - Class A*	3,523,895
150,862	Power & Digital Infrastructure Acquisition II Corp. - Class A*	1,546,336
1,242,135	PowerUp Acquisition Corp. - Class A*	13,017,575
484,404	Project Energy Reimagined Acquisition Corp. - Class A*	4,945,765
88,900	PROOF Acquisition Corp. I - Class A*	927,227
736,231	Pyrophyte Acquisition Corp. - Class A*	7,734,107
475,680	RCF Acquisition Corp. - Class A*	4,961,342
500,044	Revelstone Capital Acquisition Corp. - Class A*	5,135,452
746,180	RF Acquisition Corp. - Class A*	7,682,192
90,000	Rice Acquisition Corp. II - Class A*	921,150
1,016,322	Rigel Resource Acquisition Corp. - Class A*	10,630,728
490,640	ROC Energy Acquisition Corp.*	5,117,375
118,153	Roth CH Acquisition V Corp.*	1,219,339

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
3,833,848	Screaming Eagle Acquisition Corp. - Class A*,2	$38,913,557
1,190,275	Sculptor Acquisition Corp. I - Class A*,2	12,414,568
361,530	SDCL EDGE Acquisition Corp. - Class A*	3,712,913
856,762	ShoulderUp Technology Acquisition Corp. - Class A*	8,876,054
200,227	SHUAA Partners Acquisition Corp. I - Class A*	2,098,379
11,713	Signal Hill Acquisition Corp. - Class A*	121,698
933,285	SILVERspac, Inc. - Class A*	9,547,506
648,983	Skydeck Acquisition Corp. - Class A*	6,645,586
3,958,076	Slam Corp. - Class A*,2	40,807,764
3,015,524	Social Capital Suvretta Holdings Corp. II - Class A*,2	30,878,966
2,448,984	Social Capital Suvretta Holdings Corp. IV - Class A*,2	25,028,616
321,000	Sound Point Acquisition Corp. I Ltd. - Class A*	3,386,550
9,004	Southport Acquisition Corp. - Class A*	93,642
501,956	SportsMap Tech Acquisition Corp.*	5,220,342
136,435	Spree Acquisition Corp. I Ltd. - Class A*	1,421,653
1,465,700	Spring Valley Acquisition Corp. II - Class A*,2	15,155,338
1,631,753	ST Energy Transition I Ltd. - Class A*,2	16,937,596
531,921	Swiftmerge Acquisition Corp. - Class A*	5,484,106
1,193,716	Target Global Acquisition I Corp. - Class A*,2	12,450,458
3,700,956	TCV Acquisition Corp. - Class A*,2	37,897,789
196,715	TG Venture Acquisition Corp. - Class A*	2,036,000
573,000	Thunder Bridge Capital Partners IV, Inc. - Class A*	5,798,760
1,221,523	Tio Tech - Class A*	12,435,104
169,750	TLGY Acquisition Corp. - Class A*	1,784,073
157,986	TortoiseEcofin Acquisition Corp. III - Class A*	1,614,617
1,497,975	TPG Pace Beneficial II Corp.*	14,934,961
240,000	Trajectory Alpha Acquisition Corp. - Class A*	2,448,000
4,093,164	Trine II Acquisition Corp. - Class A2	42,814,495
1,944,392	Tristar Acquisition I Corp. - Class A2	20,085,569
500,000	Twin Ridge Capital Acquisition Corp. - Class A*,2	5,120,000
1,927,547	two - Class A2	19,699,530
2,000,578	UTA Acquisition Corp. - Class A*,2	20,826,017
786,992	Vahanna Tech Edge Acquisition I Corp. - Class A*	8,239,806
1,147,890	Valor Latitude Acquisition Corp. - Class A*	11,754,394
863,467	Valuence Merger Corp. I - Class A*	9,126,846
414,798	Vision Sensing Acquisition Corp. - Class A*	4,355,379
311,200	VMG Consumer Acquisition Corp. - Class A*	3,227,144
1,987,705	Waverley Capital Acquisition Corp. I - Class A*,2	20,274,591
926,900	Worldwide Webb Acquisition Corp. - Class A*	9,593,415

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
337,000	Zimmer Energy Transition Acquisition Corp. - Class A*	$3,413,810
		1,709,929,870
	TOTAL COMMON STOCKS
	(Cost $2,235,852,588)	2,247,014,010

	RIGHTS — 0.0%
287,741	ABIOMED, Inc., Expiration Date: June 29, 2023*,1,3	293,496
	TOTAL RIGHTS
	(Cost $293,496)	293,496

	SHORT-TERM INVESTMENTS — 15.1%
380,648,166	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 4.66%[4]	380,648,166
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $380,648,166)	380,648,166
	TOTAL INVESTMENTS — 104.0%
	(Cost $2,616,794,250)	2,627,955,672

	Liabilities in Excess of Other Assets — (4.0)%	(101,171,075)
	TOTAL NET ASSETS — 100.0%	$2,526,784,597

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
	Apollo Endosurgery, Inc.
(143)	Exercise Price: $10.00, Notional Amount: $(143,000), Expiration Date: April 21, 2023*	(715)
	Radius Global Infrastructure, Inc.
(2)	Exercise Price: $15.00, Notional Amount: $(3,000), Expiration Date: May 19, 2023*	(10)
	Travelcenters of America, Inc.
(113)	Exercise Price: $90.00, Notional Amount: $(1,017,000), Expiration Date: June 16, 2023*	(7,062)
	TOTAL CALL OPTIONS
	(Proceeds $6,013)	(7,787)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $6,013)	$(7,787)

LP — Limited Partnership

PLC — Public Limited Company

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for written options contracts. The market value of the securities pledged as collateral was $132,575,101, which represents 5.25% of the total net assets of the Fund.

First Trust Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

[2]	Affiliated company.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.01% of Total Net Assets. The total value of these securities is $293,496.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

First Trust Merger Arbitrage Fund
SUMMARY OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Specified Purpose Acquisitions	67.7%
Pipelines	9.1%
Enterprise Software/Service	2.9%
Medical-Biomedical/Generics	2.2%
Commercial Banks-Southern US	1.9%
Medical-Outpatient/Home Medical	1.9%
Retail-Petroleum Products	0.9%
REITS-Warehouse/Industries	0.9%
Real Estate Operations/Developments	0.7%
Investment Management/Advisory Services	0.4%
Medical Instruments	0.2%
Diversified Mineral	0.1%
Total Common Stocks	88.9%
Rights	0.0%
Short-Term Investments	15.1%
Total Investments	104.0%
Liabilities in Excess of Other Assets	(4.0)%
Total Net Assets	100.0%

Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Financial Statements.

First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 4.3%
	Carvana Auto Receivables Trust
$100,000	Series 2021-N1, Class E, 2.88%, 1/10/2028[1,2]	$86,225
100,000	Series 2022-N1, Class E, 6.01%, 12/11/2028[1,2]	86,041
500,000	Palmer Square Loan Funding Ltd. Series 2020-1A, Class SUB, 0.000%, 2/19/2028[1,2,3]	346,735
200,000	Upstart Securitization Trust Series 2021-5, Class C, 4.15%, 11/20/2031[1,2]	170,042
	Veros Automobile Receivables Trust
150,000	Series 2020-1, Class D, 5.64%, 2/16/2027[1,2]	149,729
150,000	Series 2022-1, Class D, 7.23%, 7/16/2029[1,2]	139,229
347,799	Western Mortgage Reference Notes Series 2021-CL2, Class M4, 9.91% (30-Day SOFR Average+535 basis points), 7/25/2059[1,2,4,5]	335,686
	TOTAL ASSET-BACKED SECURITIES
	(Cost $1,548,484)	1,313,687

	COLLATERALIZED MORTGAGE OBLIGATIONS — 10.0%
	Alternative Loan Trust
30,233	Series 2005-3CB, Class 1A4, 5.25%, 3/25/2035[2]	26,252
4,696,007	Series 2006-HY10, Class 1X, 0.48%, 5/25/2036[2,3]	57,629
220,078	Series 2006-6CB, Class 2A3, 5.75%, 5/25/2036[2,4]	93,631
50,000	Arivo Acceptance Auto Loan Receivables Trust Series 2022-1A, Class D, 7.38%, 9/17/2029[1,2]	43,840
250,000	Bellemeade Re Ltd. Series 2022-1, Class M2, 9.16% (30-Day SOFR Average+460 basis points), 1/26/2032[1,2,5]	237,364
357,867	CSMC Mortgage-Backed Trust Series 2006-6, Class 1A4, 6.00%, 7/25/2036[2,4]	191,115
850,776	CSMC Trust Series 2017-RPL3, Class B5, 4.42%, 8/1/2057[1,2,3,4]	765,373
275,901	DSLA Mortgage Loan Trust Series 2006-AR2, Class 2A1A, 4.96% (1-Month USD Libor+20 basis points), 10/19/2036[2,4,5]	185,140
62,796	HarborView Mortgage Loan Trust Series 2006-14, Class 2A1A, 5.06% (1-Month USD Libor+30 basis points), 1/25/2047[2,4,5]	53,196
1,263	IndyMac INDA Mortgage Loan Trust Series 2007-AR2, Class A1, 3.61%, 6/25/2037[2,3]	930
443,351	JP Morgan Mortgage Trust Series 2005-A8, Class 3A1, 3.93%, 11/25/2035[2,3,4]	382,105
100,000	Lendingpoint Asset Securitization Trust Series 2022-B, Class C, 8.45%, 10/15/2029[1,2]	93,172
530,369	MASTR Alternative Loan Trust Series 2007-HF1, Class 4A1, 7.00%, 10/25/2047[2,4]	260,978

First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$250,000	Pagaya AI Debt Trust Series 2023-1, Class B, 9.43%, 7/15/2030[1,2]	$252,138
	RALI Trust
97,958	Series 2006-QS6, Class 1A2, 6.00%, 6/25/2036[2,4]	80,275
199,544	Series 2007-QS5, Class A1, 5.50%, 3/25/2037[2,4]	153,209
175,740	Wells Fargo Alternative Loan Series 2005-1, Class 3A1, 5.50%, 2/25/2035[2,4]	171,222
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $3,679,540)	3,047,569

Number of Shares
	COMMON STOCKS — 47.3%
	AUCTION HOUSE/ART DEALER — 0.5%
2,769	Ritchie Bros Auctioneers, Inc.[6]	155,867

	COMMERCIAL BANKS-SOUTHERN US — 0.9%
15,357	First Horizon Corp.[4]	273,048

	DIVERSIFIED MINERAL — 1.0%
12,238	Sisecam Resources LP4	307,419

	ENTERPRISE SOFTWARE/SERVICE — 1.4%
24,795	Momentive Global, Inc.*,4	231,089
10,824	Qualtrics International, Inc. - Class A*,4	192,992
		424,081
	INVESTMENT MANAGEMENT/ADVISORY SERVICES — 0.2%
1,112	Focus Financial Partners, Inc. - Class A*	57,679

	MEDICAL INSTRUMENTS — 0.0%
332	Apollo Endosurgery, Inc.*	3,293

	MEDICAL-BIOMEDICAL/GENERICS — 1.0%
2,772	Horizon Therapeutics PLC*,4,6	302,536

	MEDICAL-OUTPATIENT/HOME MEDICAL — 0.9%
7,158	Oak Street Health, Inc.*	276,871

	PIPELINES — 4.3%
31,254	DCP Midstream LP4	1,303,917

	REAL ESTATE OPERATIONS/DEVELOPMENTS — 0.4%
7,182	Radius Global Infrastructure, Inc. - Class A*	105,360

First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS-WAREHOUSE/INDUSTRIES — 0.4%
2,000	Indus Realty Trust, Inc. [4]	$132,580

	RETAIL-PETROLEUM PRODUCTS — 0.4%
1,277	TravelCenters of America, Inc.*	110,461

	SPECIFIED PURPOSE ACQUISITIONS — 35.9%
10,000	7 Acquisition Corp. - Class A*,6	104,400
10,000	Accretion Acquisition Corp.*	103,100
10,887	Acropolis Infrastructure Acquisition Corp. - Class A*	110,285
2,882	AfterNext HealthTech Acquisition Corp. - Class A*,6	29,454
10,000	Alpha Partners Technology Merger Corp.*,6	102,100
10,000	AltC Acquisition Corp. - Class A*	101,500
10,000	AltEnergy Acquisition Corp. - Class A*	103,700
10,922	Andretti Acquisition Corp. - Class A*,6	114,790
10,000	Anthemis Digital Acquisitions I Corp. - Class A6	104,500
10,000	Apollo Strategic Growth Capital II - Class A6	102,500
1,025	APx Acquisition Corp. I - Class A*,6	10,783
10,000	Ares Acquisition Corp. - Class A*,6	103,200
10,000	ARYA Sciences Acquisition Corp. V - Class A6	102,300
10,000	Atlantic Coastal Acquisition Corp. II - Class A*	103,900
10,000	B. Riley Principal 250 Merger Corp. - Class A*	101,600
8,500	Better World Acquisition Corp.*,4	91,248
10,000	BioPlus Acquisition Corp. - Class A*,6	104,400
10,000	Black Spade Acquisition Co. - Class A6	102,700
10,000	Bleuacacia Ltd. - Class A6	102,400
10,000	Cactus Acquisition Corp. I Ltd. - Class A6	104,300
425	Capitalworks Emerging Market Acquisition Corp. - Class A	4,412
10,000	Cartica Acquisition Corp. - Class A*,6	105,400
10,000	Chain Bridge I - Class A6	104,800
10,000	Chenghe Acquisition Co. - Class A*,6	105,100
10,000	Churchill Capital Corp. VII - Class A*	101,400
10,000	Compass Digital Acquisition Corp. - Class A*,6	102,000
10,000	Concord Acquisition Corp. III - Class A*	103,600
10,869	Consilium Acquisition Corp. I Ltd. - Class A6	112,494
10,000	Constellation Acquisition Corp. I - Class A6	102,400
15,000	Corsair Partnering Corp. - Class A*,4,6	153,150
10,000	Crescera Capital Acquisition Corp. - Class A6	104,500
10,000	DA32 Life Science Tech Acquisition Corp. - Class A	101,200
11,823	dMY Technology Group, Inc. VI -Class A	120,646
10,000	DP Cap Acquisition Corp. I - Class A6	104,500
10,000	Elliott Opportunity II Corp. - Class A6	102,450
10,000	Enphys Acquisition Corp. - Class A*,6	102,100

First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
10,049	Enterprise 4.0 Technology Acquisition Corp. - Class A6	$105,012
10,000	EVe Mobility Acquisition Corp. - Class A6	104,350
10,000	Finnovate Acquisition Corp. - Class A*,6	104,300
10,000	Focus Impact Acquisition Corp. - Class A	103,700
10,000	Freedom Acquisition I Corp. - Class A*,6	103,150
10,000	Frontier Investment Corp. - Class A*,6	102,200
10,000	FTAC Zeus Acquisition Corp. - Class A*	102,900
10,000	G Squared Ascend II, Inc. - Class A6	103,100
10,000	Games & Esports Experience Acquisition Corp. - Class A*,6	105,200
10,000	Generation Asia I Acquisition Ltd. - Class A*,6	103,100
8,972	Global Partner Acquisition Corp. II - Class A*,6	92,950
10,400	GoGreen Investments Corp. - Class A*,6	109,720
10,000	Gores Holdings IX, Inc. - Class A*	100,800
10,000	Green Visor Financial Technology Acquisition Corp. I - Class A6	105,200
10,270	HCM Acquisition Corp. - Class A*,6	107,835
10,198	Iconic Sports Acquisition Corp. - Class A6	107,130
10,000	Infinite Acquisition Corp. - Class A*,6	104,150
10,000	Integrated Wellness Acquisition Corp. - Class A6	102,300
10,000	Investcorp Europe Acquisition Corp. I - Class A*,6	104,600
10,000	Investcorp India Acquisition Corp. - Class A*,6	105,100
10,000	IX Acquisition Corp. - Class A*,6	102,900
10,000	Jaguar Global Growth Corp. I - Class A*,6	103,900
9,060	Jaws Hurricane Acquisition Corp. - Class A*	92,050
10,000	Jaws Juggernaut Acquisition Corp. - Class A6	102,300
10,000	Kensington Capital Acquisition Corp. V - Class A*,6	104,200
10,399	Keyarch Acquisition Corp. - Class A*,6	107,318
10,000	Khosla Ventures Acquisition Co. - Class A*	101,400
10,000	LAMF Global Ventures Corp. I - Class A6	104,500
10,000	LAVA Medtech Acquisition Corp. - Class A*	104,300
10,000	Learn CW Investment Corp. - Class A*,6	102,700
10,000	LIV Capital Acquisition Corp. II - Class A*,6	104,300
10,000	Live Oak Crestview Climate Acquisition Corp. - Class A*	101,000
10,000	M3-Brigade Acquisition III Corp. - Class A*	103,200
10,000	Motive Capital Corp. II - Class A6	104,350
10,000	New Providence Acquisition Corp. II - Class A*	103,650
10,000	Newbury Street Acquisition Corp.	101,800
10,000	Orion Biotech Opportunities Corp. - Class A6	102,300
10,000	Panacea Acquisition Corp. II - Class A6	102,000
10,000	Patria Latin American Opportunity Acquisition Corp. - Class A*,6	105,300
10,069	Pegasus Digital Mobility Acquisition Corp. - Class A*,6	105,221
5,000	Pontem Corp. - Class A*,6	51,650

First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
10,000	Portage Fintech Acquisition Corp. - Class A*,6	$102,300
10,000	Post Holdings Partnering Corp. - Class A*	101,200
10,000	Pyrophyte Acquisition Corp. - Class A*,6	105,050
10,000	RCF Acquisition Corp. - Class A*,6	104,300
5,000	RF Acquisition Corp. - Class A*	51,500
5,000	RF Acquisition Corp. - Class A	51,450
10,000	Rigel Resource Acquisition Corp. - Class A*,6	104,600
10,000	ROC Energy Acquisition Corp.*	104,300
10,000	Screaming Eagle Acquisition Corp. - Class A6	101,500
10,000	Sculptor Acquisition Corp. I - Class A6	104,300
10,000	SDCL EDGE Acquisition Corp. - Class A*,6	102,700
10,000	ShoulderUp Technology Acquisition Corp. - Class A*	103,600
10,100	SILVERspac, Inc. - Class A*,6	103,323
10,000	Skydeck Acquisition Corp. - Class A*,6	102,400
10,000	Slam Corp. - Class A6	103,100
13,000	Social Capital Suvretta Holdings Corp. II - Class A4,6	133,120
10,000	Social Capital Suvretta Holdings Corp. IV - Class A6	102,200
10,000	Sound Point Acquisition Corp. I Ltd. - Class A*,6	105,500
10,000	Spring Valley Acquisition Corp. II - Class A6	103,400
10,000	ST Energy Transition I Ltd. - Class A6	103,800
10,000	Swiftmerge Acquisition Corp. - Class A*,6	103,100
8,344	Target Global Acquisition I Corp. - Class A6	87,028
10,000	TCV Acquisition Corp. - Class A6	102,400
10,000	TPG Pace Beneficial II Corp.*,6	99,701
10,151	Trine II Acquisition Corp. - Class A6	106,179
10,000	Tristar Acquisition I Corp. - Class A6	103,300
10,000	two - Class A	102,200
10,000	UTA Acquisition Corp. - Class A6	104,100
10,000	Vahanna Tech Edge Acquisition I Corp. - Class A*,6	104,700
10,025	Valor Latitude Acquisition Corp. - Class A*,6	102,656
10,000	Waverley Capital Acquisition Corp. I - Class A6	102,000
10,000	Worldwide Webb Acquisition Corp. - Class A*,6	103,500
		10,934,955
	TOTAL COMMON STOCKS
	(Cost $14,358,903)	14,388,067

Number of Contracts
PURCHASED OPTIONS CONTRACTS — 115.4%
CALL OPTIONS — 115.4%
S&P 500 Index

First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
113	Exercise Price: $1,000.00, Notional Amount: $11,300,000, Expiration Date: June 16, 2023*	$35,110,230
	TOTAL CALL OPTIONS
	(Cost $33,288,014)	35,110,230
	PUT OPTIONS — 0.0%
	S&P 500 Index
113	Exercise Price: $2,000.00, Notional Amount: $22,600,000, Expiration Date: June 16, 2023*	9,887
	TOTAL PUT OPTIONS
	(Cost $37,232)	9,887
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $33,325,246)	35,120,117

Number of Shares
	RIGHTS — 0.0%
1,014	ABIOMED, Inc., Expiration Date: June 29, 2023*,4,7	1,034
	TOTAL RIGHTS
	(Cost $1,034)	1,034

	SHORT-TERM INVESTMENTS — 4.2%
1,278,252	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 4.66%[4,8]	1,278,252
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,278,252)	1,278,252
	TOTAL INVESTMENTS — 181.2%
	(Cost $54,191,459)	55,148,726

	Liabilities in Excess of Other Assets — (81.2)%	(24,716,212)
	TOTAL NET ASSETS — 100.0%	$30,432,514

	SECURITIES SOLD SHORT — (0.5)%
	COMMON STOCKS — (0.5)%
	AUCTION HOUSE/ART DEALER — (0.5)%
(2,769)	Ritchie Bros Auctioneers, Inc.[6]	(155,867)
	TOTAL COMMON STOCKS
	(Proceeds $158,194)	(155,867)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $158,194)	$(155,867)

First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (78.9)%
	CALL OPTIONS — (78.6)%
	S&P 500 Index
(113)	Exercise Price: $2,000.00, Notional Amount: $(22,600,000), Expiration Date: June 16, 2023*	$(23,934,530)
	TOTAL CALL OPTIONS
	(Proceeds $22,154,121)	(23,934,530)
	PUT OPTIONS — (0.3)%
	S&P 500 Index
(8)	Exercise Price: $4,000.00, Notional Amount: $(3,200,000), Expiration Date: April 21, 2023*	(22,840)
(6)	Exercise Price: $3,800.00, Notional Amount: $(2,280,000), Expiration Date: April 21, 2023*	(3,930)
(6)	Exercise Price: $4,025.00, Notional Amount: $(2,415,000), Expiration Date: April 21, 2023*	(18,750)
(6)	Exercise Price: $4,050.00, Notional Amount: $(2,430,000), Expiration Date: April 21, 2023*	(22,470)
(2)	Exercise Price: $4,075.00, Notional Amount: $(815,000), Expiration Date: April 21, 2023*	(8,960)
(113)	Exercise Price: $1,000.00, Notional Amount: $(11,300,000), Expiration Date: June 16, 2023*	(1,130)
	TOTAL PUT OPTIONS
	(Proceeds $372,150)	(78,080)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $22,526,271)	$(24,012,610)

LP — Limited Partnership

PLC — Public Limited Company

*	Non-income producing security.

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,705,574, which represents 8.89% of the total net assets of the Fund.

[2]	Callable.

[3]	Variable rate security.

[4]	All or a portion of this security is segregated as collateral for written options contracts. The market value of the securities pledged as collateral was $4,946,200, which represents 16.25% of the total net assets of the Fund.

[5]	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

[6]	Foreign security denominated in U.S. Dollars.

[7]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $1,034.

[8]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

First Trust Multi-Strategy Fund
SUMMARY OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	4.3%
Collateralized Mortgage Obligations	10.0%
Common Stocks
Financials	37.0%
Energy	4.7%
Health Care	1.9%
Technology	1.4%
Materials	1.0%
Real Estate	0.8%
Industrials	0.5%
Total Common Stocks	47.3%
Purchased Options Contracts	115.4%
Rights	0.0%
Short-Term Investments	4.2%
Total Investments	181.2%
Liabilities in Excess of Other Assets	(81.2)%
Total Net Assets	100.0%

Please refer to the Schedule of Investments for information on securities sold short and written options contracts.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of March 31, 2023 (Unaudited)

	First Trust Merger Arbitrage Fund	First Trust Multi-Strategy Fund
Assets:
Investments, at cost	$1,691,660,991	$20,866,213
Investments in affiliated issuers, at cost	925,133,259	-
Purchased options contracts, at cost	-	33,325,246
Investments, at value	$1,691,590,966	$20,028,609
Investments in affiliated issuers, at value	936,364,706	-
Purchased options contracts, at value	-	35,120,117
Cash	-	25,000
Cash deposited with brokers for securities sold short and written options contracts	150,961	36,633
Receivables:
Investment securities sold	26,914,942	408,651
Fund shares sold	7,454,223	43,884
Dividends and interest	1,189,064	36,738
Due from Advisor	-	1,170
Prepaid expenses	166,465	51,684
Total assets	2,663,831,327	55,752,486
Liabilities:
Securities sold short, proceeds	$-	$158,194
Written options contracts, proceeds	6,013	22,526,271
Securities sold short, at value	$-	$155,867
Written options contracts, at value	7,787	24,012,610
Payables:
Due to custodian	8,160,007	-
Investment securities purchased	120,927,251	1,120,439
Fund shares redeemed	4,702,659	2,954
Advisory fees	2,702,658	-
Shareholder servicing fees (Note 8)	140,891	3,330
Distribution fees (Note 7)	20,691	712
Fund services fees	317,293	-
Trustees' deferred compensation (Note 3)	46,884	10,258
Auditing fees	7,056	7,028
Shareholder reporting fees	3,607	650
Trustees' fees and expenses	3,356	568
Chief Compliance Officer fees	2,089	585
Legal fees	1,468	1,426
Accrued other expenses	3,033	3,545
Total liabilities	137,046,730	25,319,972
Net Assets	$2,526,784,597	$30,432,514

STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of March 31, 2023 (Unaudited)

	First Trust Merger Arbitrage Fund	First Trust Multi-Strategy Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$2,487,533,094	$32,704,092
Total distributable earnings (accumulated deficit)	39,251,503	(2,271,578)
Net Assets	$2,526,784,597	$30,432,514

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$80,472,235	$2,009,405
Number of shares issued and outstanding	7,621,336	85,301
Redemption price per share*	$10.56	$23.56
Maximum sales charge (5.75%, 4.50%, respectively, of offering price)**	0.64	1.11
Maximum offering price to public	$11.20	$24.67

Class C Shares:***
Net assets applicable to shares outstanding	$-	$118,653
Number of shares issued and outstanding	-	4,931
Redemption price per share****	-	24.06

Class I Shares:
Net assets applicable to shares outstanding	$2,446,312,362	$28,304,456
Number of shares issued and outstanding	227,125,800	1,179,586
Redemption price per share	$10.77	$24.00

*	A Contingent Deferred Sales Charge ("CDSC") of 1.00% and 0.50%, respectively, for the Merger Arbitrage Fund and Multi-Strategy Fund may be imposed on certain redemptions of shares within 12 months of the date of purchase to the extent a finder's fee was paid on the sale of such shares.

**	There are no sales charges on investments of $1 million or more for Merger Arbitrage Fund and $250,000 or more for the Multi-Strategy Fund. On sales of $25,000 or more, the sales charge will be reduced for both Funds.

***	Commenced operations on November 14, 2022.

****	A CDSC of 1.00% for the Multi-Strategy Fund may be imposed on any redemptions of shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2023 (Unaudited)

	First Trust Merger Arbitrage Fund	First Trust Multi-Strategy Fund
Investment income:
Dividends	$9,612,068	$39,682
Interest	4,522,041	282,296
Total investment income	14,134,109	321,978

Expenses:
Advisory fees	15,337,890	160,276
Shareholder servicing fees - Class A (Note 8)	65,186	1,142
Shareholder servicing fees - Class C (Note 8)	-	28
Shareholder servicing fees - Class I (Note 8)	910,687	12,511
Distribution fees - Class A (Note 7)	108,696	1,907
Distribution fees - Class C (Note 7)	-	193
Dividends on securities sold short	2,563,859	10,151
Fund services fees	1,190,311	12,937
Registration fees	79,421	21,742
Shareholder reporting fees	57,705	13,416
Miscellaneous	39,342	2,996
Trustees' fees and expenses	20,826	1,698
Legal fees	19,286	18,116
Insurance fees	12,111	436
Chief Compliance Officer fees	9,176	14,056
Auditing fees	7,553	7,575
Total expenses	20,422,049	279,180
Fees paid indirectly (Note 3)	-	(59,741)
Net expenses	20,422,049	219,439
Net investment income (loss)	(6,287,940)	102,539

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	48,566,465	(384,019)
Purchased options contracts	-	495,368
Securities sold short	9,672,971	25,279
Written options contracts	554,771	73,782
Net realized gain (loss)	58,794,207	210,410
Net change in unrealized appreciation/depreciation on:
Investments	15,299,518	392,673
Investments in affiliated issuers	11,085,181	-
Purchased options contracts	-	2,973,368
Securities sold short	(21,269,627)	(37,203)
Written options contracts	(238,449)	(2,560,886)
Net change in unrealized appreciation/depreciation	4,876,623	767,952
Net realized and unrealized gain (loss)	63,670,830	978,362
Net Increase (Decrease) in Net Assets from Operations	$57,382,890	$1,080,901

See accompanying Notes to Financial Statements.

First Trust Merger Arbitrage Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(6,287,940)	$(7,271,686)
Net realized gain (loss) on investments, purchased options contracts, securities sold short and written options contracts	58,794,207	10,361,478
Net change in unrealized appreciation/depreciation on investments, affiliated issuers, securities sold short and written options contracts	4,876,623	10,648,494
Net increase (decrease) in net assets resulting from operations	57,382,890	13,738,286

Distributions to Shareholders:
Distributions:
Class A	(652,633)	(4,692,018)
Class I	(20,127,122)	(49,749,615)
Total distributions to shareholders	(20,779,755)	(54,441,633)

Capital Transactions:
Net proceeds from shares sold:
Class A	28,144,087	51,062,971
Class I	942,885,185	1,842,927,021
Reinvestment of distributions:
Class A	637,869	4,596,214
Class I	18,674,296	41,128,488
Cost of shares redeemed:
Class A1	(29,852,600)	(27,589,979)
Class I2	(645,639,241)	(379,096,312)
Net increase (decrease) in net assets from capital transactions	314,849,596	1,533,028,403

Total increase (decrease) in net assets	351,452,731	1,492,325,056

Net Assets:
Beginning of period	2,175,331,866	683,006,810
End of period	$2,526,784,597	$2,175,331,866

First Trust Merger Arbitrage Fund
STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Capital Share Transactions:
Shares sold:
Class A	2,682,644	4,878,329
Class I	88,069,769	174,102,221
Shares reinvested:
Class A	60,924	444,079
Class I	1,750,168	3,905,839
Shares redeemed:
Class A	(2,840,152)	(2,645,420)
Class I	(60,218,133)	(35,680,305)
Net increase (decrease) in capital share transactions	29,505,220	145,004,743

[1]	Net of redemption fee proceeds of $2,743 and $2,508, respectively.

[2]	Net of redemption fee proceeds of $60,815 and $68,332, respectively.

See accompanying Notes to Financial Statements.

First Trust Multi-Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$102,539	$529,135
Net realized gain (loss) on investments, purchased options contracts, securities sold short and written options contracts	210,410	(865,463)
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, securities sold short and written options contracts	767,952	(1,293,937)
Net increase (decrease) in net assets resulting from operations	1,080,901	(1,630,265)

Distributions to Shareholders:
Distributions:
Class A	(35,094)	(17,718)
Class C1	(1,196)	-
Class I	(665,313)	(358,557)
From return of capital:
Class A	-	(43,133)
Class I	-	(1,026,523)
Total distributions to shareholders	(701,603)	(1,445,931)

Capital Transactions:
Net proceeds from shares sold:
Class A	1,481,212	103,364
Class C1	117,000	-
Class I	24,023,584	6,809,918
Reinvestment of distributions:
Class A	34,286	54,601
Class C1	1,178	-
Class I	631,888	1,261,837
Cost of shares redeemed:
Class A	(591,571)	(864,645)
Class I	(15,008,378)	(22,860,846)
Net increase (decrease) in net assets from capital transactions	10,689,199	(15,495,771)

Total increase (decrease) in net assets	11,068,497	(18,571,967)

Net Assets:
Beginning of period	19,364,017	37,935,984
End of period	$30,432,514	$19,364,017

First Trust Multi-Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Capital Share Transactions:
Shares sold:
Class A	63,525	4,186
Class C1	4,882	-
Class I	1,009,114	262,415
Shares reinvested:
Class A	1,470	2,224
Class C1	49	-
Class I	26,553	50,313
Shares redeemed:
Class A	(25,357)	(34,265)
Class I	(629,164)	(906,617)
Net increase (decrease) in capital share transactions	451,072	(621,744)

[1]	Commenced operations on November 14, 2022.

See accompanying Notes to Financial Statements.

First Trust Merger Arbitrage Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended March 31, 2023 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$57,382,890
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(4,108,780,816)
Sales of long-term investments	4,020,141,858
Return of capital dividends received	4,359,791
Proceeds from securities sold short	104,708,095
Cover short securities	(198,718,655)
Proceeds from written options	319,722
Closed written options	(69,593)
Purchases/Sales of short-term investments, net	(229,142,975)
(Increase) Decrease in Assets:
Investment securities sold receivable	(25,792,827)
Dividends and interest receivables	(106,848)
Prepaid expenses and other assets	(65,994)
Increase (Decrease) in Liabilities:
Cash due to custodian payable	8,160,007
Investment securities purchased payable	42,906,930
Advisory fees payable	539,774
Accrued expenses	(165,910)
Net realized (gain)/loss	(58,794,104)
Net change in unrealized appreciation/depreciation	(4,876,623)
Net cash provided by (used for) operating activities	(387,995,278)

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	979,665,356
Cost of shares redeemed	(675,667,151)
Dividends paid to shareholders, net of reinvestments	(1,467,590)
Net cash provided by (used for) financing activities	302,530,615

Net increase (decrease) in cash	(85,464,663)

Cash and cash equivalents
Beginning cash balance	-
Beginning cash held at brokers	85,615,624
Total beginning cash and cash equivalents	85,615,624

Ending cash balance	-
Ending cash held at brokers	150,961
Total ending cash and cash equivalents	$150,961

Non cash financing activities not included herein consist of $19,312,165 of reinvested dividends.

See accompanying Notes to Financial Statements.

First Trust Multi-Strategy Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended March 31, 2023 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$1,080,901
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(83,162,766)
Sales of long-term investments	55,581,228
Return of capital dividends received	27,991
Proceeds from securities sold short	473,043
Cover short securities	(642,007)
Proceeds from written options	37,699,929
Closed written options	(24,137,381)
Purchases/Sales of short-term investments, net	3,213,058
(Increase) Decrease in Assets:
Investment securities sold receivable	(206,267)
Due from advisor receivable	(1,170)
Dividends and interest receivables	1,083
Prepaid expenses and other assets	(41,060)
Increase (Decrease) in Liabilities:
Cash due to custodian payable	(453,036)
Investment securities purchased payable	779,899
Advisory fees payable	(20,153)
Accrued expenses	(5,291)
Net amortization on investments	(4,832)
Net realized (gain)/loss	(214,182)
Net change in unrealized appreciation/depreciation	(767,952)
Net cash provided by (used for) operating activities	(10,798,965)

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	25,577,912
Cost of shares redeemed	(15,730,433)
Dividends paid to shareholders, net of reinvestments	(34,251)
Net cash provided by (used for) financing activities	9,813,228

Net increase (decrease) in cash	(985,737)

Cash and cash equivalents
Beginning cash balance	-
Beginning cash held at brokers	1,047,370
Total beginning cash and cash equivalents	1,047,370

Ending cash balance	25,000
Ending cash held at brokers	36,633
Total ending cash and cash equivalents	$61,633
Non cash financing activities not included herein consist of $667,352 of reinvested dividends.

See accompanying Notes to Financial Statements.

First Trust Merger Arbitrage Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2023	For the Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.40	$11.16	$10.33	$10.86	$10.51	$10.63
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.09)	(0.04)	(0.14)	-	0.18
Net realized and unrealized gain (loss)	0.28	0.18	0.96	0.19	0.55	(0.12)
Net increase from payments by affiliates	-	-	-	-	-	- [2,3]
Total from investment operations	0.24	0.09	0.92	0.05	0.55	0.06

Less Distributions:
From net investment income	-	(0.27)	-	-	(0.10)	-
From net realized gain	(0.08)	(0.58)	(0.09)	(0.58)	(0.10)	(0.18)
Total distributions	(0.08)	(0.85)	(0.09)	(0.58)	(0.20)	(0.18)

Redemption Fee Proceeds[1]	- [3]	- [3]	- [3]	- [3]	- [3]	- [3]

Net asset value, end of period	$10.56	$10.40	$11.16	$10.33	$10.86	$10.51

Total return[4]	2.32%[5]	0.91%	8.95%	0.47%	5.26%	0.57%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$80,472	$80,293	$56,252	$43,870	$58,887	$78,053

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[6]	1.98%[7]	2.19%	2.08%	2.40%	2.78%	2.43%
After fees waived and expenses absorbed/recovered[6]	1.98%[7]	2.19%	2.08%	2.40%	2.78%	2.46%
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	(0.83)%[7]	(0.86)%	(0.38)%	(1.34)%	0.03%	1.77%
After fees waived and expenses absorbed/recovered	(0.83)%[7]	(0.86)%	(0.38)%	(1.34)%	0.03%	1.74%

Portfolio turnover rate	184%[5]	294%	459%	644%	716%	670%

[1]	Based on average daily shares outstanding for the period.

[2]	Affiliate reimbursed the Fund $2,674 for errors during processing. The reimbursement had no impact to the Fund's performance.

[3]	Amount represents less than $0.01 per share.

[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $25,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 12 months of purchase. If the sales charge was included total returns would be lower.

[5]	Not annualized.

[6]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.21% for the six months ended March 31, 2023. For the years ended September 30, 2022, 2021, 2020, 2019 and 2018, the ratios would have been lowered by 0.39%, 0.23%, 0.55%, 0.95% and 0.64%, respectively.

[7]	Annualized.

See accompanying Notes to Financial Statements.

First Trust Merger Arbitrage Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2023	For the Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.61	$11.36	$10.48	$10.97	$10.62	$10.70
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.06)	(0.01)	(0.11)	0.04	0.21
Net realized and unrealized gain (loss)	0.28	0.19	0.98	0.20	0.54	(0.11)
Net increase from payments by affiliates	-	-	-	-	-	- [2,3]
Total from investment operations	0.25	0.13	0.97	0.09	0.58	0.10

Less Distributions:
From net investment income	(0.01)	(0.30)	-	-	(0.13)	-
From net realized gain	(0.08)	(0.58)	(0.09)	(0.58)	(0.10)	(0.18)
Total distributions	(0.09)	(0.88)	(0.09)	(0.58)	(0.23)	(0.18)

Redemption Fee Proceeds[1]	- [3]	- [3]	- [3]	- [3]	- [3]	- [3]

Net asset value, end of period	$10.77	$10.61	$11.36	$10.48	$10.97	$10.62

Total return[4]	2.40%[5]	1.27%	9.30%	0.85%	5.52%	0.94%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,446,312	$2,095,039	$626,755	$485,864	$576,943	$473,711

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[6]	1.65%[7]	1.88%	1.77%	2.07%	2.47%	2.14%
After fees waived and expenses absorbed/recovered[6]	1.65%[7]	1.88%	1.77%	2.07%	2.47%	2.17%
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	(0.50)%[7]	(0.55)%	(0.07)%	(1.01)%	0.34%	2.06%
After fees waived and expenses absorbed/recovered	(0.50)%[7]	(0.55)%	(0.07)%	(1.01)%	0.34%	2.03%

Portfolio turnover rate	184%[5]	294%	459%	644%	716%	670%

[1]	Based on average daily shares outstanding for the period.

[2]	Affiliate reimbursed the Fund $2,674 for errors during processing. The reimbursement had no impact to the Fund's performance.

[3]	Amount represents less than $0.01 per share.

[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[5]	Not annualized.

[6]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.21% for the six months ended March 31, 2023. For the years ended September 30, 2022, 2021, 2020, 2019 and 2018, the ratios would have been lowered by 0.39%, 0.23%, 0.55%, 0.95% and 0.64%, respectively.

[7]	Annualized.

See accompanying Notes to Financial Statements.

First Trust Multi-Strategy Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2023	For the Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$23.20	$25.84	$23.90	$27.08	$25.62	$26.92
Income from Investment Operations:
Net investment income[1]	0.05	0.36	0.86	0.35	0.41	0.24
Net realized and unrealized gain (loss)	0.81	(1.82)	2.34	(0.98)	1.72	(0.73)
Net increase from payments by affiliates	-	-	- [2,3]	-	-	-
Total from investment operations	0.86	(1.46)	3.20	(0.63)	2.13	(0.49)

Less Distributions:
From net investment income	(0.50)	(0.24)	(0.89)	(0.58)	(0.67)	-
From net realized gain	-	-	-	(1.62)	-	(0.81)
From return of capital	-	(0.94)	(0.37)	(0.35)	-	-
Total distributions	(0.50)	(1.18)	(1.26)	(2.55)	(0.67)	(0.81)

Net asset value, end of period	$23.56	$23.20	$25.84	$23.90	$27.08	$25.62

Total return[4]	3.75%[5]	(5.82)%	13.53%	(2.45)%	8.44%	(1.89)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,009	$1,059	$1,900	$2,460	$5,554	$7,767

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[6]	2.37%[7]	2.33%	2.29%	2.19%	2.49%	3.12%[8]
After fees waived and expenses absorbed/recovered[6]	1.92%[7]	2.02%	2.05%	2.10%	2.33%	2.98%[8]
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	(0.01)%[7]	1.12%	3.12%	1.30%	1.42%	0.80%
After fees waived and expenses absorbed/recovered	0.44%[7]	1.43%	3.36%	1.39%	1.58%	0.94%

Portfolio turnover rate	150%[5]	190%	170%	223%	286%	275%

[1]	Based on average shares outstanding for the period.

[2]	Affiliate reimbursed the Fund $440 for errors during processing. The reimbursement had no impact to the Fund's performance.

[3]	Amount represents less than $0.01 per share.

[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $25,000 or more. Prior to August 22, 2022, returns shown did not include payment of sales load of 5.00% of offering price which was reduced on sales of $50,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 0.50% on certain redemptions of Class A shares made within 12 months of purchase. If the sales charge was included total returns would be lower.

[5]	Not annualized.

[6]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.07% for the six months ended March 31, 2023. For the years ended September 30, 2022, 2021 ,2020, 2019 and 2018 the ratios would have been lowered by 0.17%, 0.27%, 0.31%, 0.50% and 0.78%, respectively.

[7]	Annualized.

[8]	Effective August 1, 2018, the Fund's Advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.85% of average daily net assets of the Fund. Prior to August 1, 2018, the annual operating expense limitation was 2.25%.

See accompanying Notes to Financial Statements.

First Trust Multi-Strategy Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2023	For the Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$23.68	$26.36	$24.35	$27.57	$26.17	$27.40
Income from Investment Operations:
Net investment income[1]	0.09	0.44	0.93	0.42	0.50	0.33
Net realized and unrealized gain (loss)	0.83	(1.86)	2.41	(1.01)	1.74	(0.75)
Net increase from payments by affiliates	-	-	- [2,3]	-	-	-
Total from investment operations	0.92	(1.42)	3.34	(0.59)	2.24	(0.42)

Less Distributions:
From net investment income	(0.60)	(0.26)	(0.94)	(0.64)	(0.84)	-
From net realized gain	-	-	-	(1.62)	-	(0.81)
From return of capital	-	(1.00)	(0.39)	(0.37)	-	-
Total distributions	(0.60)	(1.26)	(1.33)	(2.63)	(0.84)	(0.81)

Net asset value, end of period	$24.00	$23.68	$26.36	$24.35	$27.57	$26.17

Total return[4]	3.89%[5]	(5.54)%	13.84%	(2.23)%	8.80%	(1.60)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28,304	$18,305	$36,036	$45,706	$47,554	$57,368

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[6]	2.08%[7]	2.01%	2.06%	1.92%	2.17%	2.82%[8]
After fees waived and expenses absorbed/recovered[6]	1.63%[7]	1.71%	1.82%	1.83%	2.01%	2.68%[8]
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	0.34%[7]	1.43%	3.35%	1.57%	1.74%	1.10%
After fees waived and expenses absorbed/recovered	0.79%[7]	1.74%	3.59%	1.66%	1.90%	1.24%

Portfolio turnover rate	150%[5]	190%	170%	223%	286%	275%

[1]	Based on average shares outstanding for the period.

[2]	Affiliate reimbursed the Fund $440 for errors during processing. The reimbursement had no impact to the Fund's performance.

[3]	Amount represents less than $0.01 per share.

[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[5]	Not annualized.

[6]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.08% for the six months ended March 31, 2023. For the periods ended 2022, 2021, 2020, 2019 and 2018, the ratios would have been lowered by 0.17%, 0.27%, 0.31%, 0.50% and 0.78%, respectively.

[7]	Annualized.

[8]	Effective August 1, 2018, the Fund's Advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.55% of average daily net assets of the Fund. Prior to August 1, 2018, the annual operating expense limitation was 1.95%.

See accompanying Notes to Financial Statements.

First Trust Multi-Strategy Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

For the Period November 14, 2022* through March 31, 2023 (Unaudited)
Net asset value, beginning of period	$23.78
Income from Investment Operations:
Net investment income (loss)[1]	(0.06)
Net realized and unrealized gain (loss)	0.77
Total from investment operations	0.71

Less Distributions:
From net investment income	(0.43)
Total distributions	(0.43)

Net asset value, end of period	$24.06

Total return[2]	3.32%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$119

Ratio of expenses to average net assets (including dividends on securities sold short):
Before fees waived and expenses absorbed/recovered[4]	3.10%[5]
After fees waived and expenses absorbed/recovered[4]	2.62%[5]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short):
Before fees waived and expenses absorbed/recovered	(1.11)%[5]
After fees waived and expenses absorbed/recovered	(0.63)%[5]

Portfolio turnover rate	150%[3]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on any redemptions of Class C shares made within 12 months of purchase. If the sales charge was included total returns would be lower.

[3]	Not annualized.

[4]	If dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.03% for the period ended March 31, 2023.

[5]	Annualized.

See accompanying Notes to Financial Statements.

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

Note 1 – Organization

First Trust Merger Arbitrage Fund (the ‘‘Merger Arbitrage Fund’’) and First Trust Multi-Strategy Fund (the “Multi-Strategy Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Merger Arbitrage Fund seeks returns that are largely uncorrelated with the returns of the general stock market and capital appreciation. The Fund commenced investment operations on October 1, 2015 with Class A and Class I shares. Prior to that date, its only activity was the receipt of a $1,000 investment from principals of the Fund’s advisor and a transfer of 307,251 newly issued shares of the Fund’s Class I in exchange for the net assets of Highland Capital Management Institutional Fund, LLC, a Delaware limited liability company (the “Company”) valued at $3,073,511. This exchange was nontaxable. The primary assets received by the Fund were cash, interest receivable and securities of the Company with a fair value of $2,249,946 (identified cost of investments transferred were $2,271,450), totaling $3,073,511. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Multi-Strategy Fund seeks to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices. The Fund commenced investment operations on December 16, 2016 with Class A and Class I shares. Prior to that date, the Fund acquired the assets and assumed the liabilities of Vivaldi Orinda Macro Opportunities Fund (the “Predecessor Fund”), a series of Advisors Series Trust. The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	1,058,074	$28,004,864
Class I	3,174,754	$85,334,375

The net unrealized appreciation of investments transferred was $3,090,238 as of the date of the acquisition.

On November 14, 2022, the Fund commenced investment operations of Class C shares.

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Options are valued at the mean between the last available bid and ask prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the securities were upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may have been taken by any one of the Trustees.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales

Short sales are transactions in which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

(d) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e) Rights

The Funds may invest in rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor. Rights have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. Rights do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Rights tend to be more volatile than the underlying stock, and if at a right’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the right, a Fund can acquire the stock at a price below its market value. The prices of rights do not necessarily parallel the prices of the underlying securities. An investment in rights may be considered speculative.

(f) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed on the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares’ relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

(g) Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2023, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders

The Funds will make distributions of net investment income per the table below and net capital gains, if any, at least annually. The Multi-Strategy Fund seeks to make distributions once per quarter based on a pre-determined rate. A portion of the distributions made by the Multi-Strategy Fund may be treated as return of capital for tax purposes. Shareholders who receive a payment of a distribution consisting of a return of capital may be under the impression that they are receiving net profits when, in fact, they are not. Shareholders should not assume that the source of a distribution from the Multi-Strategy Fund is net profit. The Multi-Strategy Fund may make additional payments of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distribution Frequency of Net Investment Income
Merger Arbitrage Fund	Annually
Multi-Strategy Fund	Monthly

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(i) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with First Trust Capital Management L.P. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Merger Arbitrage Fund	1.25%
Multi-Strategy Fund	1.20%

The Advisor has engaged Glenmede Investment Management, LP and Angel Oak Capital Advisors, LLC, (each, a "Sub-Advisor" and together, the “Sub-Advisors”) to manage certain assets of the Multi-Strategy Fund and pays the Sub-Advisors from its advisory fees.

The Advisor has contractually agreed to waive its fee and/or pay for expenses of the Funds to ensure that the annual Funds’ operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses (as determined in accordance with Form N-1A), dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed the following levels:

	Annual Expense Limit	Annual Expense Limit	Annual Expense Limit
	Class A Shares†	Class C Shares†	Class I Shares†
Merger Arbitrage Fund	1.85%	-	1.55%
Multi-Strategy Fund	1.85%	2.60%	1.55%

†	The limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

This agreement is in effect until January 31, 2024 for each Fund. These agreements may be terminated before that date only by the Trust’s Board of Trustees.

The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended March 31, 2023, are reported as “Fund services fees” on the Statements of Operations. UMBFS, UMB Bank, n.a., and MFAC have voluntarily waived their fees that they would otherwise be paid, and/or to assume expenses in the amount of $59,741 for the Multi-Strategy Fund for the six months ended March 31, 2023. This amount is shown as a reduction of expenses, “Fees paid indirectly”, on the Statements of Operations.

First Trust Portfolios L.P. serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

The Funds have a fee arrangement with their custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the six months ended March 31, 2023, there were no fees reduced by earning credits.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended March 31, 2023, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability of the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed on the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses on the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended March 31, 2023, are reported on the Statements of Operations.

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is affected at the current market price to minimize trading costs, where permissible. For the six months ended March 31, 2023, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act.

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

Note 4 – Federal Income Taxes

At March 31, 2023, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Merger Arbitrage Fund	Multi-Strategy Fund
Cost of investments	$2,619,184,009	$31,560,800

Gross unrealized appreciation	$29,241,096	$2,257,198
Gross unrealized depreciation	(20,477,220)	(2,837,749)
Net unrealized appreciation (depreciation) on investments	$8,763,876	$(580,551)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Merger Arbitrage Fund	Multi-Strategy Fund
Undistributed ordinary income	$-	$-
Undistributed long-term capital gains	1,452,279	-
Accumulated earnings	1,452,279	-

Accumulated capital and other losses	(121,529)	(1,291,251)
Unrealized appreciation (depreciation) on investments	1,359,783	(1,350,102)
Unrealized deferred compensation	(42,165)	(9,524)
Total accumulated earnings (accumulated deficit)	$2,648,368	$(2,650,877)

The tax character of distributions paid during the years ended September 30, 2022 and 2021 was as follows:

	Merger Arbitrage Fund		Multi-Strategy Fund
Distribution paid from:	2022	2021	2022	2021
Ordinary income	$48,501,516	$4,101,016	$376,275	$1,337,063
Net long-term capital gains	5,940,117	63,486	-	-
Return of Capital	-	-	1,069,656	529,901
Total taxable distributions	$54,441,633	$4,164,502	$1,445,931	$1,866,964

As of September 30, 2022, the Merger Arbitrage Fund had qualified late-year ordinary losses of $121,529, which are deferred until fiscal year 2023 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the funds next taxable year.

As of September 30, 2022, the Multi-Strategy had qualified post October losses of $1,299,021.

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

At September 30, 2022, the Multi-Strategy Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from the future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

During the year ended September 30, 2022, the Multi-Strategy Fund utilized $390,518 of capital loss carryovers.

Note 5 – Redemption Fee

The Merger Arbitrage Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended March 31, 2023 and for the year ended September 30, 2022, the Fund received $63,558 and $70,840, respectively, in redemption fees.

Note 6 – Investment Transactions

For the six months ended March 31, 2023, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Proceeds from Securities Sold Short	Cover Short Securities
Merger Arbitrage Fund	$4,108,780,816	$4,020,141,858	$104,708,095	$198,718,655
Multi-Strategy Fund	28,444,551	20,318,740	473,043	642,007

Note 7 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of its shares.  With respect to Class A and Class C, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00%, respectively, of average daily net assets. Class I does not pay any distribution fees.

For the six months ended March 31, 2023, distribution fees incurred are disclosed on the Statements of Operations.

Note 8 – Shareholder Servicing Plan

The Trust, on behalf of the Merger Arbitrage Fund and Multi-Strategy Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of Class A and Class C shares and 0.10% of average daily net assets of Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended March 31, 2023, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote from any such claims.

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2023, in valuing the Funds’ assets and liabilities carried at fair value:

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

Merger Arbitrage Fund	Level 1	Level 2**	Level 3	Total
Assets
Investments
Common Stocks*	$2,247,014,010	$-	$-	$2,247,014,010
Rights	-	-	293,496	293,496
Short-Term Investments	380,648,166	-	-	380,648,166
Total Investments	$2,627,662,176	$-	$293,496	$2,627,955,672

Liabilities
Written Options Contracts	$7,787	$-	$-	$7,787
Total Written Options Contracts	$7,787	$-	$-	$7,787

Multi-Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$1,313,687	$-	$1,313,687
Collateralized Mortgage Obligations	-	3,047,569	-	3,047,569
Common Stocks*	14,388,067	-	-	14,388,067
Rights	-	-	1,034	1,034
Short-Term Investments	1,278,252	-	-	1,278,252
Total Investments	15,666,319	4,361,256	1,034	20,028,609
Purchased Options Contracts	35,120,117	-	-	35,120,117
Total Investments and Options	$50,786,436	$4,361,256	$1,034	$55,148,726

Liabilities
Securities Sold Short
Common Stocks*	$155,867	$-	$-	$155,867
Total Securities Sold Short	155,867	-	-	155,867
Written Options Contracts	24,012,610	-	-	24,012,610
Total Securities Sold Short and Options	$24,168,777	$-	$-	$24,168,477

*	All common stocks held in the Funds are Level 1. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 2 securities at period end.

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Merger Arbitrage Fund
Rights
Balance as of September 30, 2022	$-
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total gains or losses for the period
Included in earnings (or changes in net assets)	-
Included in other comprehensive income	-
Purchases, sales, and principal paydowns
Net purchases	293,496
Net sales	-
Principal paydown	-
Balance as of March 31, 2023	$293,496
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$-

Multi-Strategy Fund
Rights
Balance as of September 30, 2022	$-
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total gains or losses for the period
Included in earnings (or changes in net assets)	-
Included in other comprehensive income	-
Purchases, sales, and principal paydowns
Net purchases	1,034
Net sales	-
Principal paydown	-
Balance as of March 31, 2023	$1,034
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$-

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2023:

Fund	Asset Class	Fair Value at March 31, 2023	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input (1)
Merger Arbitrage Fund	Rights	$293,496	Asset Approach	Expected Remaining Distributions	$1.02	N/A	Increase
Multi-Strategy Fund	Rights	$1,034	Asset Approach	Expected Remaining Distributions	$1.02	N/A	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds invested in options contracts during the six months ended March 31, 2023.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected on the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments as of March 31, 2023, by risk category are as follows:

	Merger Arbitrage Fund
	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value
Equity contracts	Written options contracts, at value	$7,787

	Multi-Strategy Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$35,120,117	Written options contracts, at value	$24,012,610

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

The effects of derivative instruments on the Statements of Operations for the six months ended March 31, 2023, are as follows:

Merger Arbitrage Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts
Equity contracts	$554,771

Multi-Strategy Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$495,368	$73,782

Merger Arbitrage Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts
Equity contracts	$(238,449)

Multi-Strategy Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$2,973,368	$(2,560,886)

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of March 31, 2023, are as follows:

Merger Arbitrage Fund
Derivative	Quarterly Average	Amount
Options Contracts - Written	Average Notional Value	$(24,006,167)

Multi-Strategy Fund
Derivative	Quarterly Average	Amount
Options Contracts - Purchased	Average Notional Value	$23,300,000
Options Contracts - Written	Average Notional Value	(31,306,250)

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

Note 12 – Borrowing

The Funds have entered into a borrowing agreement with BNP Paribas (acting through its New York Branch). The Funds may borrow amounts up to one-third of the value of its assets. The Funds are charged interest of Overnight Bank Funding Rate (“OBFR”) plus 1.20% for borrowing under this agreement. The Funds did not borrow under the line of credit agreement during the six months ended March 31, 2023.

Note 13 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a First Trust Capital Management Fund. Issuers that are affiliates of the Funds at period-end are noted in the Funds Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of March 31, 2023 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Merger Arbitrage Fund

Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Transfer Prior Year Unrealized Appreciation (Depreciation)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
7 Acquisition Corp. - Class A(1)	$32,288	$21,530,959	$-	$-	$(576)	$126,805	$21,689,476	$-
Aesther Healthcare Acquisition Corp. - Class A(2)	5,671,489	-	(5,888,418)	267,021	(50,092)	-	-	-
Aetherium Acquisition Corp.	6,475,910	-	-	-	(13,463)	287,093	6,749,540	-
Anthemis Digital Acquisitions I Corp. - Class A	-	23,454,949	-	-	-	157,484	23,612,433	-
Apollo Strategic Growth Capital II - Class A(1)	2,526,996	38,468,582	-	-	(20,366)	350,994	41,326,206	-
ARYA Sciences Acquisition Corp. V - Class A(1)	1,564,364	13,310,989	-	-	40,000	154,071	15,069,424	-
Avalon Acquisition, Inc. - Class A(1)	9,368,579	2,417,691	-	-	(17,456)	415,189	12,184,003	-
Better World Acquisition Corp.	10,760,828	-	(4,426,245)	-	(42,188)	256,545	6,548,940	-
Black Spade Acquisition Co. - Class A(1)	116,530	9,191,985	-	-	(1,190)	215,984	9,523,309	-
Bleuacacia Ltd. - Class A	-	18,409,095	-	-	-	235,385	18,644,480	-
Bullpen Parlay Acquisition Co. - Class A	-	23,107,340	-	-	-	119,285	23,226,625	-
Cactus Acquisition Corp. I Ltd. - Class A(1)	1,032,999	10,937,709	-	-	(8,451)	108,330	12,070,587	-
Chain Bridge I - Class A(1)	316,605	12,771,148	-	-	(3,067)	171,938	13,256,624	-
Consilium Acquisition Corp. I Ltd. - Class A	-	10,191,711	-	-	-	63,597	10,255,308	-
Constellation Acquisition Corp. I - Class A(1)	9,293,656	3,996,440	(9,916,967)	168,827	(62,058)	145,144	3,625,042	-
Crescera Capital Acquisition Corp. - Class A(1)	44,939	14,661,774	-	-	(287)	49,737	14,756,163	-
DA32 Life Science Tech Acquisition Corp. - Class A	-	23,453,378	-	-	-	26,054	23,479,432	-
DP Cap Acquisition Corp. I - Class A(1)	298,664	19,616,545	-	-	(3,832)	245,597	20,156,974	-
Elliott Opportunity II Corp. - Class A	-	44,796,309	-	-	-	679,607	45,475,916	-
Enterprise 4.0 Technology Acquisition Corp. - Class A(1)	8,012,734	26,294,354	-	-	(83,027)	497,955	34,722,016	-
EVe Mobility Acquisition Corp. - Class A(1)	3,027,000	14,656,502	-	-	(27,000)	213,968	17,870,470	-
Fintech Ecosystem Development Corp. - Class A	10,050,010	-	-	-	19,933	455,068	10,525,011	-
First Light Acquisition Group, Inc. - Class A(2)	3,792,250	-	(3,910,834)	95,484	23,100	-	-	-
Focus Impact Acquisition Corp. - Class A(1)	4,793,919	7,272,457	-	-	(28,856)	214,085	12,251,605	-
G Squared Ascend II, Inc. - Class A	-	10,883,558	-	-	-	15,401	10,898,959	-
Global Technology Acquisition Corp. I - Class A	-	12,063,444	-	-	-	95,825	12,159,269	-
Green Visor Financial Technology Acquisition Corp. I - Class A	-	17,737,692	-	-	-	295,071	18,032,763	-
Iconic Sports Acquisition Corp. - Class A(1)	1,014,365	17,247,737	-	-	(13,019)	173,273	18,422,356	-
Integrated Wellness Acquisition Corp. - Class A(1)	505,500	9,250,339	-	-	(7,500)	(56,110)	9,692,229	-
Jaws Juggernaut Acquisition Corp. - Class A(1)	1,732,994	14,470,333	-	-	27,415	377,960	16,608,702	-
Lakeshore Acquisition II Corp.	6,656,638	-	(3,323,401)	260	(22,920)	155,955	3,466,532	-
LAMF Global Ventures Corp. I - Class A	-	22,876,990	-	-	-	158,029	23,035,019	-
Legato Merger Corp. II(2)	21,091,082	-	(11,876,492)	411,918	(9,626,508)	-	-	-
Malacca Straits Acquisition Co., Ltd. - Class A(2)	6,156,000	-	(6,194,207)	74,207	(36,000)	-	-	-
Motive Capital Corp. II - Class A(1)	1,766,861	29,703,195	-	-	(439)	282,001	31,751,618	-
Nubia Brand International Corp. - Class A(1)	4,960,085	1,573,960	-	-	(6,897)	334,035	6,861,183	-
OmniLit Acquisition Corp. - Class A(2)	7,843,258	6,502,468	(14,541,122)	247,887	(52,491)	-	-	-

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

Merger Arbitrage Fund - Continued

Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Transfer Prior Year Unrealized Appreciation (Depreciation)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Orion Biotech Opportunities Corp. - Class A(1)	1,725,559	16,387,759	-	-	24,500	92,103	18,229,921	-
Panacea Acquisition Corp. II - Class A	2,029	10,708,361	-	-	(12)	171,339	10,881,717	-
RF Acquisition Corp. - Class A(2)	6,297,544	4,571,267	(3,460,221)	-	(7,408,590)	-	-	-
Screaming Eagle Acquisition Corp. - Class A	-	38,704,189	-	-	-	209,368	38,913,557	-
Sculptor Acquisition Corp. I - Class A	-	12,329,576	-	-	-	84,992	12,414,568	-
Seaport Global Acquisition II Corp. - Class A(2)	8,741,770	-	(8,977,592)	291,434	(55,612)	-	-	-
Slam Corp. - Class A(1)	5,267,284	34,589,793	-	-	(40,760)	991,447	40,807,764	-
Social Capital Suvretta Holdings Corp. II - Class A(1)	3,067,508	27,221,199	-	-	9,390	580,869	30,878,966	-
Social Capital Suvretta Holdings Corp. IV - Class A(1)	3,386,692	21,202,093	-	-	(6,615)	446,446	25,028,616	-
Spring Valley Acquisition Corp. II - Class A	-	15,131,051	-	-	-	24,287	15,155,338	-
ST Energy Transition I Ltd. - Class A(1)	4,012	16,866,283	-	-	(36)	67,337	16,937,596	-
Target Global Acquisition I Corp. - Class A(1)	1,503,000	10,882,550	-	-	(3,000)	67,908	12,450,458	-
TCV Acquisition Corp. - Class A(1)	2,659,632	34,890,103	-	-	(6,075)	354,129	37,897,789	-
Trine II Acquisition Corp. - Class A(1)	2,495,032	40,123,124	-	-	(16,223)	212,562	42,814,495	-
Tristar Acquisition I Corp. - Class A(1)	1,656,982	18,271,539	-	-	(9,029)	166,077	20,085,569	-
Twin Ridge Capital Acquisition Corp. - Class A(1)	4,960	10,871,050	(5,829,546)	-	(60)	73,596	5,120,000	-
two - Class A(1)	32,168	19,518,167	-	-	(400)	149,595	19,699,530	-
UTA Acquisition Corp. - Class A(1)	11,022	20,475,288	-	-	(77)	339,784	20,826,017	-
Waverley Capital Acquisition Corp. I - Class A(1)	-	20,096,336	-	-	-	178,255	20,274,591	-
Total	$165,761,737	$853,689,361	$(78,345,045)	$1,557,038	$(17,529,835)	$11,231,449	$936,364,706	$-

*	Net of foreign withholding taxes.

(1)	Not an affiliate at the beginning of the period.

(2)	Not an affiliate at the end of the period.

Merger Arbitrage Fund

Security Description	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
7 Acquisition Corp. - Class A(1)	3,200	2,074,336	-	-	2,077,536
Aesther Healthcare Acquisition Corp. - Class A	556,574	-	(556,574)	-	-
Aetherium Acquisition Corp.	651,500	-	-	-	651,500
Anthemis Digital Acquisitions I Corp. - Class A	-	2,259,563	-	-	2,259,563
Apollo Strategic Growth Capital II - Class A(1)	256,028	3,775,797	-	-	4,031,825
ARYA Sciences Acquisition Corp. V - Class A(1)	159,629	1,313,433	-	-	1,473,062
Avalon Acquisition, Inc. - Class A(1)	935,922	232,247	-	-	1,168,169
Better World Acquisition Corp.	1,038,690	-	(428,635)	-	610,055
Black Spade Acquisition Co. - Class A(1)	11,903	915,391	-	-	927,294
Bleuacacia Ltd. - Class A	-	1,820,750	-	-	1,820,750
Bullpen Parlay Acquisition Co. - Class A	-	2,231,184	-	-	2,231,184
Cactus Acquisition Corp. I Ltd. - Class A(1)	102,786	1,054,509	-	-	1,157,295
Chain Bridge I - Class A(1)	31,347	1,233,598	-	-	1,264,945
Consilium Acquisition Corp. I Ltd. - Class A	-	990,851	-	-	990,851
Constellation Acquisition Corp. I - Class A(1)	935,917	405,238	(987,147)	-	354,008
Crescera Capital Acquisition Corp. - Class A(1)	4,476	1,407,597	-	-	1,412,073
DA32 Life Science Tech Acquisition Corp. - Class A	-	2,320,102	-	-	2,320,102
DP Cap Acquisition Corp. I - Class A(1)	29,600	1,899,297	-	-	1,928,897
Elliott Opportunity II Corp. - Class A	-	4,438,840	-	-	4,438,840
Enterprise 4.0 Technology Acquisition Corp. - Class A(1)	793,340	2,529,341	-	-	3,322,681
EVe Mobility Acquisition Corp. - Class A(1)	300,000	1,412,551	-	-	1,712,551
Fintech Ecosystem Development Corp. - Class A	1,000,001	-	-	-	1,000,001
First Light Acquisition Group, Inc. - Class A	385,000	-	(385,000)	-	-
Focus Impact Acquisition Corp. - Class A(1)	478,435	703,012	-	-	1,181,447
G Squared Ascend II, Inc. - Class A	-	1,057,125	-	-	1,057,125
Global Technology Acquisition Corp. I - Class A	-	1,162,454	-	-	1,162,454
Green Visor Financial Technology Acquisition Corp. I - Class A	-	1,714,141	-	-	1,714,141
Iconic Sports Acquisition Corp. - Class A(1)	100,036	1,653,639	-	-	1,753,675
Integrated Wellness Acquisition Corp. - Class A(1)	50,000	897,432	-	-	947,432

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

Merger Arbitrage Fund - Continued

Security Description	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Jaws Juggernaut Acquisition Corp. - Class A(1)	176,476	1,447,053	-	-	1,623,529
Lakeshore Acquisition II Corp.	662,352	-	(331,576)	-	330,776
LAMF Global Ventures Corp. I - Class A	-	2,204,308	-	-	2,204,308
Legato Merger Corp. II(2)	2,123,976	-	(2,123,976)	-	-
Malacca Straits Acquisition Co., Ltd. - Class A(2)	600,000	-	(600,000)	-	-
Motive Capital Corp. II - Class A(1)	176,863	2,865,937	-	-	3,042,800
Nubia Brand International Corp. - Class A(1)	496,505	152,000	-	-	648,505
OmniLit Acquisition Corp. - Class A(2)	778,101	636,405	(1,414,506)	-	-
Orion Biotech Opportunities Corp. - Class A(1)	175,006	1,607,000	-	-	1,782,006
Panacea Acquisition Corp. II - Class A	207	1,066,628	-	-	1,066,835
RF Acquisition Corp. - Class A(2)	638,049	454,311	(346,180)	-	746,180
Screaming Eagle Acquisition Corp. - Class A	-	3,833,848	-	-	3,833,848
Sculptor Acquisition Corp. I - Class A	-	1,190,275	-	-	1,190,275
Seaport Global Acquisition II Corp. - Class A(2)	874,177	-	(874,177)	-	-
Slam Corp. - Class A(1)	531,512	3,426,564	-	-	3,958,076
Social Capital Suvretta Holdings Corp. II - Class A(1)	313,011	2,702,513	-	-	3,015,524
Social Capital Suvretta Holdings Corp. IV - Class A(1)	344,176	2,104,808	-	-	2,448,984
Spring Valley Acquisition Corp. II - Class A	-	1,465,700	-	-	1,465,700
ST Energy Transition I Ltd. - Class A(1)	400	1,631,353	-	-	1,631,753
Target Global Acquisition I Corp. - Class A(1)	150,000	1,043,716	-	-	1,193,716
TCV Acquisition Corp. - Class A(1)	271,391	3,429,565	-	-	3,700,956
Trine II Acquisition Corp. - Class A(1)	248,881	3,844,283	-	-	4,093,164
Tristar Acquisition I Corp. - Class A(1)	167,203	1,777,189	-	-	1,944,392
Twin Ridge Capital Acquisition Corp. - Class A(1)	500	1,072,710	(573,210)	-	500,000
two - Class A(1)	3,252	1,924,295	-	-	1,927,547
UTA Acquisition Corp. - Class A(1)	1,100	1,999,478	-	-	2,000,578
Waverley Capital Acquisition Corp. I - Class A(1)	-	1,987,705	-	-	1,987,705
Total	16,557,522	83,370,072	(8,620,981)	-	91,306,613

(1)	Not an affiliate at the beginning of the period.

(2)	Not an affiliate at the end of the period.

Note 14 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering into transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Funds may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 15 - Investments by Other Registered Investment Companies

For purposes of the 1940 Act, each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. Rule 12d1-4 of the 1940 Act permits other investment companies to invest in the Funds beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the Fund.

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

Note 16 – New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a Fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds have adopted procedures in accordance with Rule 18f-4.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds have adopted procedures in accordance with Rule 2a-5.

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Note 17 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2023 (Unaudited)

The Multi-Strategy Fund declared the payment of a distribution to be paid, on April 25, 2023, to shareholders of record on April 24, 2023 as follows:

	Long Term Capital Gain	Short Term Capital Gain	Income
Class A Shares	None	None	$0.11491
Class C Shares	None	None	0.10186
Class I Shares	None	None	0.12061

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

First Trust Capital Management Funds

EXPENSE EXAMPLES

For the Six Months Ended March 31, 2023 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchases within certain classes; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Class A and Class C only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Merger Arbitrage Fund’s examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 to March 31, 2023.

The Multi-Strategy Fund’s Class A and Class I actual and hypothetical examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 to March 31, 2023. The Fund’s Class C actual example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 14, 2022 (commencement of operations) to March 31, 2023. The Fund’s Class C hypothetical example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 to March 31, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

First Trust Capital Management Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended March 31, 2023 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Merger Arbitrage Fund		10/1/22	3/31/23	10/1/22 – 3/31/23
Class A	Actual Performance	$1,000.00	$1,023.20	$9.97
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.08	9.93
Class I	Actual Performance	1,000.00	1,024.00	8.34
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.69	8.31

*	Expenses are equal to the Fund’s annualized expense ratios of 1.98% and 1.65% for the Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six-month period) for Class A shares and Class I shares. Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period
Multi-Strategy Fund		10/1/22	3/31/23	10/1/22 – 3/31/23
Class A	Actual Performance*	$1,000.00	$1,037.50	$9.74
	Hypothetical (5% annual return before expenses)**	1,000.00	1,015.37	9.64
		11/14/22***	3/31/23	11/14/22*** – 3/31/23
Class C	Actual Performance*	$1,000.00	1,033.20	10.09
		10/1/22	3/31/23	10/1/22 – 3/31/23
	Hypothetical (5% annual return before expenses)**	1,000.00	1,011.84	13.17
		10/1/22	3/31/23	10/1/22 – 3/31/23
Class I	Actual Performance*	1,000.00	1,038.90	8.26
	Hypothetical (5% annual return before expenses)**	1,000.00	1,016.83	8.17

*	Expenses are equal to the Fund’s annualized expense ratios of 1.92%, 2.62% and 1.63% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/365 (to reflect the six-month period) for Class A and Class I shares and by 138/365 (to reflect the since inception period) for Class C shares. Assumes all dividends and distributions were reinvested.

**	Expenses are equal to the Fund’s annualized expense ratios of 1.92%, 2.62% and 1.63% for Class A, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six-month period). Assume all dividends and distributions were reinvested.

***	Commencement of operations.

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The First Trust Funds

Each a series of Investment Managers Series Trust II

Investment Advisor

First Trust Capital Management L.P.

 225 West Wacker Drive, 21st Floor

Chicago, Illinois 60606

Sub-Advisor

 Angel Oak Capital Advisors, LLC

 3344 Peachtree Road Northeast, Suite 1725

 Atlanta, Georgia 30326

Sub-Advisor

 Glenmede Investment Management, LP

1650 Market Street, Suite 1200

 Philadelphia, PA 19103

Custodian

UMB Bank, n.a.

 928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

 Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

 Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

 UMB Fund Services, Inc.

235 West Galena Street

 Milwaukee, Wisconsin 53212

Distributor

First Trust Portfolios L.P.

 120 E. Liberty Drive, Suite 400

Wheaton, Illinois 60187

FUND INFORMATION

	TICKER	CUSIP
First Trust Arbitrage Fund – Class A	VARAX	46141T 877
First Trust Arbitrage Fund – Class I	VARBX	46141T 869
First Trust Multi-Strategy Fund – Class A	OMOAX	46141T 687
First Trust Multi-Strategy Fund – Class C	OMOCX	46144X 511
First Trust Multi-Strategy Fund – Class I	OMOIX	46141T 679

Privacy Principles of the First Trust Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the First Trust Capital Management Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (877) 779-1999 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (877) 779-1999.

First Trust Capital Management Funds

 P.O. Box 2175

 Milwaukee, WI 53201

 Toll Free: (877) 779-1999

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	6/9/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	6/9/2023

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	6/9/2023